Debt - Components of Long-term Debt - Footnote H (Parenthetical) (Detail) - 12 months ended Dec. 31, 2014 - 4.28% Senior Secured Notes [Member] CAD in Millions, $ in Millions	USD ($)	CAD
Debt Instrument [Line Items]
Value of locomotive units and other rolling stock used as collateral		CAD 66
Final repayment of principal amount | $	$ 35
Maturity	2027-03